Other Current Assets - Schedule Of Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets Current [Abstract]
Net receivable for value added tax ("VAT")	$ 134,478	$ 107,104	$ 146,135
Prepaid member referral fees and deferred sales incentive compensation	46,382	31,617
Prepaid lease cost	43,606	61,232	50,970
Prepaid member referral fees		31,617	57,937
Straight-line revenue receivable	34,548	35,418	28,162
Prepaid software	30,502	19,981	30,246
Deposits held by landlords	23,091	25,574
Disposition proceeds holdback amounts receivable	5,323	17,500
Deposits on property and equipment	3,375	3,161	47,716
Other prepaid expenses and current assets	80,845	50,585	61,772
Total other current assets	$ 402,150	$ 352,172	$ 422,938